Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.4%
Long-Term Municipal Bonds – 93.4%
Alabama – 2.3%
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant) Series 2015 5.00%, 09/01/2025 (Pre-refunded/ETM)	$1,390	$1,406,581
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-D 5.50%, 06/01/2049	11,435	12,237,038
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 5.764% (SOFR + 2.20%), 04/01/2054(a)	10,000	10,093,294
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,000	981,179
4.00%, 02/01/2040	2,680	2,595,194
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	23,985	23,994,546
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	44,307,548
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	7,000	7,471,290
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	13,025	13,861,135

		116,947,805

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	1,920	2,038,169

Arizona – 1.6%
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2024	1,500	1,524,517
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,113,997

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e)	$2,000	$120,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	11,680	12,147,846
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,554,694
2.542%, 07/01/2033	5,000	4,147,594
2.642%, 07/01/2034	10,000	8,200,649
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015-A 5.00%, 07/01/2024	9,010	9,102,950
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	696,844
5.00%, 07/01/2031	850	980,914
5.00%, 07/01/2032	825	951,401
Series 2020-A 5.00%, 07/01/2030	500	580,703
5.00%, 07/01/2031	650	750,110
5.00%, 07/01/2032	400	461,285
5.00%, 07/01/2033	490	564,549
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,026,723
2.171%, 07/01/2033	5,000	3,957,901
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	1,805	2,103,695
5.00%, 07/15/2038	5,500	6,341,183
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(b)	2,500	2,503,925
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2028	6,000	6,640,957
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2024 (Pre-refunded/ETM)	2,000	2,019,156
5.00%, 07/01/2025 (Pre-refunded/ETM)	5,000	5,156,195
5.00%, 07/01/2027 (Pre-refunded/ETM)	5,500	5,949,936

		82,597,724

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 12.00%, 07/01/2048(b)	1,900	2,031,368

	Principal Amount (000)	U.S. $ Value

City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032	$3,000	$2,986,970

		5,018,338

California – 9.5%
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	10,000	10,774,056
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	16,165	17,099,680
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	11,115	12,035,084
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.194% (SOFR + 1.63%), 07/01/2053(a)	5,000	5,000,006
5.234% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,003,628
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	18,035	14,484,285
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(b)	23,560	23,534,181
California State Public Works Board (California State Public Works Board Lease) Series 2014-B 5.00%, 10/01/2028	1,225	1,241,920
Series 2021-A 5.00%, 02/01/2027	12,040	12,973,692
California State University Series 2021-B 2.374%, 11/01/2035	5,000	3,902,818
City of Los Angeles CA Series 2023 5.00%, 06/27/2024	25,000	25,251,567
City of Los Angeles Department of Airports Series 2018-C 5.00%, 05/15/2036	5,840	6,171,835
Series 2019 5.00%, 05/15/2039	5,215	5,534,814
City of Riverside CA Electric Revenue Series 2019-A 5.00%, 10/01/2033	5,230	5,960,475
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(b)	960	798,751

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	$13,250	$9,954,430
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	5,500	4,194,700
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	12,800	9,774,917
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	7,000	5,608,698
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,250,223
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	6,545	4,669,945
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2021-A 4.00%, 06/01/2037	6,165	6,630,679
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2038	5,000	5,846,434
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.348% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	15,000	12,971,754
San Diego County Regional Airport Authority Series 2023 5.00%, 07/01/2042	20,735	22,608,911
San Francisco Intl Airport Series 2020-E 5.00%, 05/01/2037	9,645	10,466,667
Series 2023-E 5.25%, 05/01/2034	22,275	26,019,920
5.25%, 05/01/2035	10,870	12,638,708
State of California Series 2013 5.00%, 11/01/2024 (Pre-refunded/ETM)	18,550	18,586,057
5.00%, 11/01/2025 (Pre-refunded/ETM)	15,995	16,026,091

	Principal Amount (000)	U.S. $ Value

Series 2014 5.00%, 05/01/2025	$30,965	$31,187,697
5.00%, 05/01/2026	50,000	50,314,015
Series 2019 5.00%, 11/01/2031	11,225	12,483,758
5.00%, 04/01/2036	16,225	18,220,875
5.00%, 04/01/2037	16,895	16,949,682
Series 2020 5.00%, 03/01/2035	460	529,467
Series 2023 5.00%, 09/01/2037	10,000	12,025,966
5.00%, 09/01/2043	10,000	11,566,880
5.10%, 03/01/2029	2,000	2,060,125
6.00%, 03/01/2033	1,000	1,094,834
University of California Series 2023-B 5.00%, 05/15/2042	5,000	5,818,102

		480,266,327

Colorado – 2.0%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(b)	3,373	3,374,247
City & County of Denver Co. Airport System Revenue Series 2023-B 5.00%, 11/15/2029	3,250	3,569,089
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	10,000	10,293,543
5.00%, 12/01/2026	16,080	16,872,345
5.00%, 12/01/2027	8,865	9,472,000
5.00%, 12/01/2028	16,105	17,463,626
5.00%, 12/01/2029	8,215	8,919,495
5.00%, 12/01/2032	1,620	1,738,631
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	3,000	3,283,729
5.00%, 08/01/2035	1,995	2,166,920
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,458,865
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	2,218	1,825,659
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(b)	2,000	2,054,034
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	11,000	13,488,542

	Principal Amount (000)	U.S. $ Value

Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032	$1,630	$1,681,316
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	803	685,274
5.00%, 12/15/2026	270	283,244
AGM Series 2020 5.00%, 12/01/2024	485	492,927
5.00%, 12/01/2027	305	329,619
5.00%, 12/01/2030	385	431,898
5.00%, 12/01/2033	285	318,910
5.00%, 12/01/2050	300	316,859

		101,520,772

Connecticut – 3.0%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2028	1,000	1,080,722
Series 2017-B 5.00%, 08/15/2025	1,085	1,119,380
5.00%, 08/15/2026	4,500	4,731,263
5.00%, 08/15/2027	6,610	7,088,094
5.00%, 08/15/2027 (Pre-refunded/ETM)	755	821,715
Series 2017-C 5.00%, 08/15/2024	2,245	2,269,923
5.00%, 08/15/2026	2,480	2,607,451
5.00%, 08/15/2027	2,605	2,793,417
5.00%, 08/15/2028	1,620	1,743,089
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2026	1,000	1,022,435
5.00%, 07/01/2027	1,100	1,136,674
5.00%, 07/01/2028	1,100	1,147,419
5.00%, 07/01/2029	1,200	1,250,859
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	19,535	19,549,349
State of Connecticut Series 2014-A 5.00%, 03/01/2028	6,360	6,392,754
Series 2015-B 5.00%, 06/15/2032	7,345	7,558,696
Series 2015-F 5.00%, 11/15/2027	1,570	1,635,061
Series 2016-A 5.00%, 03/15/2024	2,805	2,816,056
5.00%, 03/15/2029	14,500	15,238,958
Series 2016-E 5.00%, 10/15/2024	17,000	17,275,808
Series 2018-C 5.00%, 06/15/2026	5,500	5,821,684
Series 2020-A 5.00%, 01/15/2040	2,565	2,824,177

	Principal Amount (000)	U.S. $ Value

State of Connecticut Special Tax Revenue Series 2020 4.00%, 05/01/2036	$1,000	$1,057,633
Series 2021-A 4.00%, 05/01/2040	3,835	3,963,403
5.00%, 05/01/2041	2,840	3,169,992
Series 2021-D 4.00%, 11/01/2039	1,060	1,101,339
Series 2023-A 5.25%, 07/01/2042	10,000	11,737,698
Town of Stratford CT BAM Series 2019 5.00%, 01/01/2030	2,035	2,175,200
5.00%, 01/01/2031	3,890	4,157,847
5.00%, 01/01/2032	3,890	4,154,903
5.00%, 01/01/2033	3,555	3,795,039
University of Connecticut Series 2022-A 5.00%, 05/01/2040	7,065	8,035,058

		151,273,096

Delaware – 0.1%
Delaware River & Bay Authority Series 2014-C 5.00%, 01/01/2026	3,250	3,254,480
5.00%, 01/01/2027	2,220	2,222,953
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 4.00%, 09/01/2030	575	585,144
5.00%, 09/01/2050	1,000	1,021,725

		7,084,302

District of Columbia – 1.0%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2035(f)	10,000	12,220,343
Metropolitan Washington Airports Authority Aviation Revenue Series 2015-A 5.00%, 10/01/2034	30,770	30,832,525
Series 2019-A 5.00%, 10/01/2032	5,000	5,485,822

		48,538,690

Florida – 3.5%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2030(b)	510	508,196
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	5,315,289
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034	650	439,428
Zero Coupon, 09/01/2035	650	420,259

	Principal Amount (000)	U.S. $ Value

County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2031	$1,070	$1,165,795
Series 2019-C 2.384%, 10/01/2026	1,250	1,178,819
County of Broward FL Convention Center Hotel Revenue Series 2022 5.00%, 01/01/2035	2,685	3,122,655
County of Miami-Dade FL Water & Sewer System Revenue Series 2021 4.00%, 10/01/2038	2,490	2,604,563
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	735	547,295
Zero Coupon, 10/01/2031	905	644,810
Zero Coupon, 10/01/2032	500	340,866
Zero Coupon, 10/01/2033	1,210	786,573
Zero Coupon, 10/01/2034	1,260	780,157
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	25,000	27,994,195
Duval County School Board (Duval County School Board COP) Series 2015-B 5.00%, 07/01/2026	4,280	4,409,874
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.125%, 06/01/2040(b)	3,765	3,295,344
Florida Development Finance Corp. (Renaissance Charter School, Inc.) Series 2023 6.50%, 06/15/2038(b)	2,000	2,163,250
6.625%, 06/15/2043(b)	2,195	2,361,613
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2024	1,000	1,014,257
5.00%, 10/01/2026	1,750	1,805,757
5.00%, 10/01/2028	1,015	1,047,339
Series 2021 1.425%, 10/01/2026	3,000	2,750,752
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2030 (Pre-refunded/ETM)	6,250	6,684,997
5.00%, 10/01/2031	4,085	4,330,992
Series 2019-A 5.00%, 10/01/2033	7,975	8,744,389
Greater Orlando Aviation Authority (Pre-refunded - US Treasuries) Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	3,000	3,208,799

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority Series 2015 5.00%, 10/01/2040 (Pre-refunded/ETM)	$2,020	$2,042,827
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,515,736
JEA Electric System Revenue Series 2017-B 5.00%, 10/01/2030	1,185	1,277,239
JEA Water & Sewer System Revenue Series 2014-A 5.00%, 10/01/2025 (Pre-refunded/ETM)	1,565	1,572,574
5.00%, 10/01/2025	1,495	1,502,851
Series 2017-A 5.00%, 10/01/2026	22,290	23,732,961
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028	7,795	8,202,405
5.00%, 07/01/2029	6,215	6,545,968
North Broward Hospital District Series 2017-B 5.00%, 01/01/2029	3,000	3,189,537
5.00%, 01/01/2030	3,180	3,380,307
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019 5.00%, 10/01/2024	6,560	6,641,393
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	983,251
Orange County School Board Series 2014-A 5.00%, 08/01/2029 (Pre-refunded/ETM)	21,280	21,525,390
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	1,905	1,930,874
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,459,095
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 4.85%, 05/01/2038(b)	1,000	997,500

		176,166,171

Georgia – 2.6%
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2028 (Pre-refunded/ETM)	12,250	12,250,000
Series 2021-C 4.00%, 07/01/2042	1,250	1,253,672

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2029	$1,250	$1,375,023
5.00%, 07/01/2030	1,315	1,467,557
5.00%, 07/01/2031	1,725	1,950,973
5.00%, 07/01/2032	1,000	1,127,259
5.00%, 07/01/2033	1,400	1,577,016
5.00%, 07/01/2034	3,000	3,374,216
5.00%, 07/01/2036	2,400	2,671,899
5.00%, 07/01/2037	2,500	2,760,905
Series 2022-B 5.00%, 07/01/2035	1,565	1,780,475
5.00%, 07/01/2036	2,845	3,213,677
5.00%, 07/01/2037	2,535	2,837,991
5.00%, 07/01/2039	2,765	3,042,383
5.00%, 07/01/2040	7,105	7,779,585
5.00%, 07/01/2041	7,460	8,134,465
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026	1,000	1,042,852
5.00%, 04/01/2027	250	265,747
5.00%, 04/01/2028	250	271,996
5.00%, 04/01/2029	300	331,971
5.00%, 04/01/2030	225	252,258
5.00%, 04/01/2031	250	276,670
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	10,000	9,622,791
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-A 5.00%, 06/01/2053	22,965	24,352,614
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.285% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,049,794
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	5,350	5,361,875
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	25,000	29,513,217

		132,938,881

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	780	813,149

Hawaii – 0.1%
State of Hawaii Harbor System Revenue Series 2020-A 4.00%, 07/01/2035	2,765	2,867,350

	Principal Amount (000)	U.S. $ Value

Illinois – 5.4%
Chicago Board of Education Series 2012-B 5.00%, 12/01/2033	$2,265	$2,265,062
Series 2018-A 5.00%, 12/01/2026	1,000	1,031,907
Series 2021-A 5.00%, 12/01/2037	3,750	3,875,409
Series 2023 5.25%, 04/01/2034	2,125	2,379,913
5.25%, 04/01/2039	1,250	1,354,597
Series 2023-A 5.00%, 12/01/2034	7,000	7,509,867
Chicago O’Hare International Airport Series 2016-C 5.00%, 01/01/2027	3,020	3,145,716
Series 2018-A 5.00%, 01/01/2039	6,000	6,308,657
Series 2022 4.00%, 01/01/2042	3,160	3,224,141
5.00%, 01/01/2029	500	541,747
5.00%, 01/01/2030	800	878,725
5.00%, 01/01/2033	890	999,558
5.00%, 01/01/2040	1,850	1,998,131
5.00%, 01/01/2041	2,000	2,151,649
5.00%, 01/01/2042	2,200	2,356,366
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2025	350	349,370
5.00%, 09/01/2026	300	299,980
5.00%, 09/01/2027	455	456,780
5.00%, 09/01/2029	575	577,775
5.00%, 09/01/2031	1,000	1,002,865
5.00%, 09/01/2034	600	593,129
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,031,515
5.00%, 11/15/2028	1,250	1,289,260
Illinois Municipal Electric Agency Series 2015-A 5.00%, 02/01/2027	16,370	16,845,188
5.00%, 02/01/2028	13,565	13,956,650
5.00%, 02/01/2029	12,885	13,255,009
Illinois State Toll Highway Authority Series 2021-A 5.00%, 01/01/2041	27,195	30,586,605
Series 2024-A 5.00%, 01/01/2036(f)	3,750	4,558,798
5.00%, 01/01/2037(f)	4,380	5,241,416
Metropolitan Pier & Exposition Authority Series 2022 4.00%, 12/15/2042	2,745	2,743,355
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2034	2,240	2,794,764
5.25%, 12/01/2035	4,835	6,079,949

	Principal Amount (000)	U.S. $ Value

Series 2015-A 5.00%, 12/01/2044 (Pre-refunded/ETM)	$8,350	$8,509,158
Series 2015-B 5.00%, 12/01/2039 (Pre-refunded/ETM)	7,660	7,799,061
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2025 (Pre-refunded/ETM)	12,450	12,814,546
State of Illinois Series 2014 5.00%, 02/01/2024	3,500	3,504,066
5.00%, 05/01/2025	18,120	18,197,157
5.00%, 05/01/2027	5,000	5,024,094
Series 2016 5.00%, 02/01/2029	1,100	1,163,928
Series 2017-A 5.00%, 12/01/2024	8,590	8,727,510
Series 2017-D 5.00%, 11/01/2024	35,545	36,058,615
5.00%, 11/01/2028	1,675	1,798,055
Series 2019-B 4.00%, 11/01/2033	9,000	9,220,968
Series 2020 5.50%, 05/01/2039	1,500	1,660,735
Series 2022-B 5.25%, 10/01/2037	4,000	4,529,567
Series 2023-B 5.00%, 05/01/2033	10,000	11,349,367

		272,040,680

Indiana – 1.2%
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	14,460	14,864,286
City of Whiting IN (BP Products North America, Inc.) Series 2019 5.00%, 12/01/2044	9,670	9,834,937
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028(f)	1,175	1,272,278
5.00%, 10/01/2029(f)	1,425	1,566,465
5.00%, 10/01/2030(f)	1,000	1,115,957
5.00%, 10/01/2032(f)	1,715	1,961,460
5.00%, 10/01/2034(f)	800	940,263
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2024	715	716,172
5.00%, 04/01/2025	750	757,985
5.00%, 04/01/2026	790	805,914
5.00%, 04/01/2027	830	852,972
5.00%, 04/01/2028	875	903,047
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,490,868

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	$1,895	$1,723,052
Indianapolis Local Public Improvement Bond Bank Series 2015 4.00%, 01/01/2025	11,570	11,621,880

		60,427,536

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co., LLC) Series 2022 4.00%, 12/01/2050	5,450	5,519,241
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2021-A 5.00%, 08/01/2038	5,460	6,261,835
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	14,000	14,339,798

		26,120,874

Kansas – 0.0%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	215	223,052
6.50%, 11/15/2042(b)	1,610	1,658,261

		1,881,313

Kentucky – 2.8%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,585,998
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2023-A 5.00%, 09/01/2024	11,545	11,686,519
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,065,663
5.00%, 08/15/2041	1,260	1,295,342
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	9,091,600
5.00%, 06/01/2030	5,870	6,082,065
Kentucky Public Energy Authority Series 2023-A 5.544% (SOFR + 1.98%), 04/01/2054(a)	20,000	20,000,000

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	$24,850	$24,855,499
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 4.00%, 12/01/2049	36,475	36,540,050
Series 2019-A 4.00%, 12/01/2049	10,895	10,914,430
Series 2023-A 5.25%, 04/01/2054	5,280	5,754,455
Kentucky Turnpike Authority Series 2016-A 5.00%, 07/01/2024	3,420	3,452,252
5.00%, 07/01/2025	2,515	2,592,447
5.00%, 07/01/2027	5,075	5,345,274

		142,261,594

Louisiana – 1.6%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027	6,450	6,638,001
5.00%, 08/01/2028	2,535	2,604,547
Louisiana Local Government Environmental Facilities & Community Development Auth (American BioCarbon CT LLC) Series 2023 4.00%, 12/01/2046	20,275	20,289,053
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023-ELL, Class A1 5.081%, 06/01/2031	7,388	7,442,441
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	22,000	22,418,004
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(b)	2,250	2,295,300
6.10%, 06/01/2038(b)	3,030	3,321,981
6.10%, 12/01/2040(b)	2,595	2,845,063
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,185,637
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.245% (SOFR + 0.50%), 05/01/2043(a)	10,340	10,136,765

		79,176,792

	Principal Amount (000)	U.S. $ Value

Maine – 0.0%
Maine Municipal Bond Bank Series 2014-A 5.00%, 09/01/2025	$1,000	$1,014,819

Maryland – 0.6%
County of Frederick MD Series 2019-A 5.00%, 08/01/2027 (Pre-refunded/ETM)	165	179,727
County of Prince George’s MD Series 2019-A 5.00%, 07/15/2024	10,000	10,115,247
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	10,000	10,263,124
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2029	1,500	1,665,613
5.00%, 04/15/2031	1,365	1,535,324
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2026	1,500	1,563,210
5.00%, 08/01/2028	1,050	1,131,734
5.00%, 08/01/2029	700	764,568
5.00%, 08/01/2033	1,000	1,116,136
5.00%, 08/01/2034	1,000	1,116,448

		29,451,131

Massachusetts – 1.5%
Commonwealth of Massachusetts Series 2017-D 5.00%, 02/01/2036	4,435	4,709,456
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	10,340	11,568,204
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,290	2,423,978
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034	1,935	2,012,882
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2029	1,000	1,125,654
5.00%, 10/01/2030	1,000	1,123,968
5.00%, 10/01/2031	1,010	1,132,863
5.00%, 10/01/2032	1,055	1,180,536
5.00%, 10/01/2033	1,625	1,814,972
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2017-S1 5.00%, 07/01/2025	7,565	7,801,324
5.00%, 07/01/2028	7,500	8,213,350
5.00%, 07/01/2029	9,000	9,787,278

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	$950	$1,060,484
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,479,293
5.00%, 07/01/2030	2,100	2,181,752
5.00%, 07/01/2032	2,000	2,070,036
5.00%, 07/01/2033	2,000	2,066,263
AGM Series 2020-C 5.00%, 10/01/2026	325	341,273
5.00%, 10/01/2027	440	471,269
5.00%, 10/01/2028	500	545,716
5.00%, 10/01/2029	295	327,346
5.00%, 10/01/2030	315	354,789
5.00%, 10/01/2031	375	415,540
5.00%, 10/01/2032	245	271,003
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2036	8,615	9,591,004

		74,070,233

Michigan – 5.3%
Bloomfield Hills School District Series 2023 5.00%, 05/01/2027	600	647,154
5.00%, 05/01/2028	635	699,649
5.00%, 05/01/2029	700	787,119
5.00%, 05/01/2030	635	726,658
5.00%, 05/01/2032	1,100	1,299,795
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.39% (LIBOR 3 Month + 0.60%), 07/01/2032(a)	14,000	13,308,831
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2024	2,700	2,726,259
5.00%, 07/01/2025	9,805	10,115,665
Lake Orion Community School District Series 2016 5.00%, 05/01/2024	2,915	2,933,691
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	50,274,592
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.00%, 10/01/2024	3,000	3,009,873
4.50%, 10/01/2029	12,065	12,129,095

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2025	$22,045	$22,232,654
5.00%, 07/01/2027	17,895	18,023,363
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	7,770	7,829,541
5.00%, 07/01/2025	16,525	16,665,666
5.00%, 07/01/2026	25,000	25,191,572
5.00%, 07/01/2027	5,110	5,146,655
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	5,000	4,595,899
4.00%, 06/01/2035	1,000	1,031,964
4.00%, 06/01/2036	1,000	1,023,026
4.00%, 06/01/2037	1,000	1,013,852
4.00%, 06/01/2038	1,000	1,003,217
4.00%, 06/01/2039	2,000	1,993,015
5.00%, 06/01/2025	610	622,894
5.00%, 06/01/2026	1,290	1,338,729
5.00%, 06/01/2028	1,000	1,071,317
5.00%, 06/01/2029	2,000	2,170,241
5.00%, 06/01/2031	745	821,336
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,608,378
Series 2014-B 5.00%, 07/01/2027	4,990	5,013,955
5.00%, 07/01/2031	2,460	2,472,721
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2024	4,400	4,479,879
5.00%, 12/01/2025	3,000	3,085,298
5.50%, 12/01/2026	4,500	4,657,916
5.50%, 12/01/2027	2,720	2,816,854
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2024	3,210	3,227,075
5.00%, 12/31/2025	2,200	2,231,110
5.00%, 06/30/2026	2,400	2,471,571
5.00%, 12/31/2026	5,770	5,989,338
5.00%, 06/30/2027	7,635	7,975,442
5.00%, 12/31/2027	5,770	6,070,397
5.00%, 06/30/2028	4,645	4,915,658

		267,448,914

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.2%
State of Minnesota Series 2023-D 5.00%, 08/01/2024	$12,000	$12,152,208

Missouri – 0.5%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2025	1,445	1,461,739
5.00%, 03/01/2028	1,375	1,451,301
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	4,000	4,537,537
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2033	4,000	4,292,610
4.00%, 07/01/2034	2,000	2,143,664
4.00%, 07/01/2035	1,500	1,602,002
4.00%, 07/01/2039	5,000	5,099,095
4.00%, 07/01/2040	1,500	1,519,569
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	845	854,445
5.75%, 03/01/2027	775	793,207

		23,755,169

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025	2,500	2,541,664
5.00%, 02/15/2026	3,190	3,294,565
5.00%, 02/15/2027	6,950	7,314,206
5.00%, 02/15/2028	2,375	2,482,943

		15,633,378

Nebraska – 0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	5,000	5,300,322
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2022-1 5.00%, 05/01/2053	10,000	10,539,615

		15,839,937

Nevada – 0.9%
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2026	2,930	3,069,367
Clark County School District Series 2016-D 5.00%, 06/15/2024	26,915	27,138,577

	Principal Amount (000)	U.S. $ Value

County of Clark NV Series 2017 5.00%, 06/01/2024	$6,550	$6,605,334
Las Vegas Valley Water District Series 2016-B 5.00%, 06/01/2028	4,590	4,845,922
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(b)	2,500	2,497,353
8.125%, 01/01/2050(b)	3,075	3,131,609

		47,288,162

New Hampshire – 0.0%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018-A 4.00%, 11/01/2027(b)	2,250	2,176,928

New Jersey – 7.1%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	4,930	5,194,500
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	5,000	5,050,196
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026	1,000	1,000,701
5.50%, 01/01/2027	1,000	1,000,749
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2024	2,000	2,009,142
5.00%, 10/01/2025	2,750	2,784,147
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025	1,000	1,001,308
5.00%, 06/15/2026	3,500	3,504,475
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2027(f)	3,000	3,197,647
5.00%, 06/15/2033(f)	9,065	10,507,607
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,920	3,927,216
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	13,472,544
5.00%, 06/15/2028	975	1,025,172

	Principal Amount (000)	U.S. $ Value

Series 2018-A 5.00%, 06/15/2029	$3,050	$3,206,531
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2027	8,605	9,384,012
5.00%, 12/15/2029	38,555	42,664,967
5.00%, 12/15/2030	5,885	6,508,023
5.00%, 12/15/2032	5,230	5,765,734
5.00%, 12/15/2033	7,230	7,946,905
Series 2019 5.00%, 12/15/2028	4,000	4,453,035
5.00%, 06/15/2029	1,525	1,688,958
Series 2019-B 5.00%, 06/15/2033	3,885	4,276,672
Series 2020-A 5.00%, 06/15/2035	1,810	2,050,654
Series 2022-A 5.00%, 06/15/2034	6,635	7,735,705
Series 2023-B 5.00%, 06/15/2041	9,685	10,959,765
5.00%, 06/15/2042	2,915	3,278,549
5.00%, 06/15/2043	1,505	1,679,954
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2027	5,040	5,073,555
5.00%, 01/01/2028	40,000	40,281,780
5.00%, 01/01/2029	30,900	31,125,314
Series 2014-C 5.00%, 01/01/2024	14,720	14,720,000
Series 2017-A 5.00%, 01/01/2029	7,235	7,756,118
Series 2017-B 5.00%, 01/01/2029	10,000	10,937,243
5.00%, 01/01/2030	14,830	16,240,631
5.00%, 01/01/2031	15,220	16,630,593
Series 2021-B 1.713%, 01/01/2029	6,625	5,794,124
AGM Series 2005-D3 5.25%, 01/01/2026	14,770	15,472,770
South Jersey Transportation Authority BAM Series 2022 5.00%, 11/01/2036	450	510,676
5.00%, 11/01/2037	400	449,212
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	4,125	4,212,167
5.00%, 06/01/2026	3,000	3,116,557
5.00%, 06/01/2027	4,000	4,230,708
5.00%, 06/01/2028	2,140	2,301,140
5.00%, 06/01/2035	2,620	2,796,200
Series 2018-B 5.00%, 06/01/2046	11,000	11,165,122

		358,088,778

	Principal Amount (000)	U.S. $ Value

New York – 9.4%
City of New York NY Series 2014-A 5.00%, 08/01/2027	$1,130	$1,143,226
Series 2018-D 5.00%, 12/01/2039	2,435	2,638,693
Series 2020-A 5.00%, 08/01/2024	1,260	1,275,691
Series 2021 1.396%, 08/01/2027	18,750	16,868,537
Series 2021-F 5.00%, 06/01/2044(g)	5,000	5,137,816
City of Rochester NY Series 2023-I 4.50%, 08/01/2024	6,000	6,035,780
County of Nassau NY Series 2017-C 5.00%, 10/01/2026	8,840	9,453,538
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	4,695	4,637,600
Hudson Yards Infrastructure Corp. Series 2024 5.00%, 02/15/2036	6,880	7,288,687
Metropolitan Transportation Authority Series 2014-C 5.00%, 11/15/2027 (Pre-refunded/ETM)	5,000	5,092,642
Series 2016-A 5.00%, 11/15/2028	20,070	20,977,547
Series 2017-C 5.00%, 11/15/2028	1,610	1,750,437
5.00%, 11/15/2029	22,370	24,306,996
5.00%, 11/15/2030	13,755	14,914,141
5.00%, 11/15/2031	5,505	5,961,659
5.00%, 11/15/2033	8,500	9,191,263
Series 2021-D 3.915% (SOFR + 0.33%), 11/01/2035(a)	8,440	8,432,289
New York City Municipal Water Finance Authority Series 2023 5.00%, 06/15/2034	10,650	13,308,506
5.00%, 06/15/2035	2,000	2,461,441
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	10,245	10,906,734
Series 2018-S 5.00%, 07/15/2031	28,000	30,978,069
5.00%, 07/15/2032	25,945	28,678,565
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2017-A 5.00%, 08/01/2033	4,860	5,228,754
Series 2019-B 5.00%, 11/01/2035	10,000	11,267,110

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	$400	$400,492
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	3,951,191
2.80%, 09/15/2069	11,555	10,503,385
New York State Dormitory Authority Series 2014-C 5.00%, 03/15/2027 (Pre-refunded/ETM)	2,015	2,023,169
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039	14,705	15,399,376
Series 2018-C 5.00%, 03/15/2040	6,990	7,464,078
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036	10,000	11,083,874
Series 2021-A 4.00%, 03/15/2039	1,825	1,895,812
Series 2021-E 4.00%, 03/15/2037	19,200	20,634,814
Series 2022-A 4.00%, 03/15/2039	3,500	3,652,216
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016-A 5.00%, 03/15/2024	4,010	4,027,431
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	4,835	4,946,817
5.00%, 01/01/2028	22,110	22,819,596
5.00%, 01/01/2029	27,145	27,959,301
Series 2023 5.625%, 04/01/2040	7,000	7,530,766
6.00%, 04/01/2035	5,000	5,569,980
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2040	7,015	7,494,032
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	2,095	2,091,368
Port Authority of New York & New Jersey Series 2019 4.00%, 11/01/2037	2,915	2,923,467
Series 2020-2 5.00%, 07/15/2033	5,910	6,592,713
Series 2021-2 4.00%, 07/15/2037	2,980	3,002,726

	Principal Amount (000)	U.S. $ Value

Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2027	$1,045	$1,109,817
5.00%, 06/01/2029	2,080	2,280,530
5.00%, 06/01/2033	2,395	2,652,889
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	11,811,566
2.591%, 05/15/2036	2,000	1,563,266
Series 2022-A 5.00%, 08/15/2024	16,720	16,912,798
Series 2022-E 4.635% (SOFR + 1.05%), 04/01/2026(a)	14,000	14,007,272
Series 2023 5.00%, 11/15/2041	4,025	4,630,985

		474,871,448

North Carolina – 0.4%
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.00%, 07/01/2035	1,740	1,960,220
5.00%, 07/01/2036	1,500	1,677,841
5.00%, 07/01/2037	1,250	1,390,618
5.25%, 07/01/2038	1,200	1,350,295
5.25%, 07/01/2039	1,300	1,454,001
5.25%, 07/01/2040	3,220	3,583,973
5.25%, 07/01/2042	1,140	1,258,673
AGM Series 2023 5.00%, 07/01/2036	650	734,776
5.00%, 07/01/2037	1,400	1,573,192
5.00%, 07/01/2038	420	466,200
5.25%, 07/01/2041	1,000	1,119,965
5.25%, 07/01/2042	1,000	1,114,303

		17,684,057

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	2,000	1,966,712
5.00%, 06/01/2030	3,000	2,934,215

		4,900,927

Ohio – 1.2%
American Municipal Power, Inc. (American Municipal Power AMP Fremont Energy Center Revenue) Series 2021 4.00%, 02/15/2036	1,000	1,047,117
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2037	2,000	2,030,762
4.00%, 06/01/2038	1,000	1,005,084
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2026	10,000	10,517,568
5.00%, 08/01/2027	8,465	9,091,009

	Principal Amount (000)	U.S. $ Value

5.00%, 08/01/2028	$1,955	$2,123,755
Series 2020 5.00%, 12/01/2028	5,400	5,972,069
5.00%, 12/01/2029	1,565	1,761,932
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026	2,745	2,827,041
5.00%, 02/15/2027	2,710	2,836,432
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017-A 5.00%, 11/01/2031	1,000	1,086,254
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	4,045	4,239,994
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 5.50%, 12/01/2027	570	572,141
6.375%, 12/01/2037	5,000	5,283,879
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2028	1,425	1,574,613
5.00%, 10/01/2030	4,560	5,302,622
5.00%, 10/01/2037	1,270	1,489,673
5.00%, 10/01/2038	1,335	1,550,454

		60,312,399

Oklahoma – 0.2%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026	1,235	1,236,990
5.00%, 07/01/2028	1,280	1,282,629
Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045	4,000	3,816,187
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,356,455

		10,692,261

Oregon – 0.8%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.00%, 10/01/2024 (Pre-refunded/ETM)	220	222,811
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	466,828
5.00%, 08/15/2031	1,245	1,392,320
5.00%, 08/15/2033	500	557,263
5.00%, 08/15/2034	875	974,093

	Principal Amount (000)	U.S. $ Value

5.00%, 08/15/2035	$755	$835,903
5.00%, 08/15/2036	1,300	1,427,963
Multnomah County School District No. 1 Portland/OR Series 2020 5.00%, 06/15/2024	5,000	5,046,698
Port of Portland OR Airport Revenue Series 2020-T 5.00%, 07/01/2035	4,290	4,718,280
Series 2022-2 4.00%, 07/01/2038	11,255	11,424,847
4.00%, 07/01/2040	7,170	7,146,092
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,346,910
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2028	2,335	2,553,442
Umatilla County School District No. 6R Umatilla Series 2023-B
Zero Coupon, 06/15/2043	2,000	838,166

		39,951,616

Other – 1.1%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-A, Class 1 3.87%, 11/15/2035(b)	23,626	22,164,999
Series 2019-C, Class 1 3.87%, 11/15/2035(b)	5,511	5,169,999
Series 2019-D, Class 1 3.87%, 11/15/2035(b)	5,032	4,720,832
Series 2019-E, Class 1 3.87%, 11/15/2035(b)	3,381	3,171,666
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.625%, 06/15/2035(b)	9,415	7,994,280
2.65%, 06/15/2035(b)	4,730	3,986,597
Series 2019-M 2.60%, 09/15/2033	9,350	7,907,200

		55,115,573

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 8.9%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2019 5.00%, 07/15/2030	$5,290	$5,875,179
5.00%, 07/15/2032	6,500	7,174,997
5.00%, 07/15/2033	7,600	8,378,166
Series 2022 4.57% (MUNIPSA + 0.70%), 11/15/2047(a)	10,000	9,873,934
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	950	945,925
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2028	12,310	13,252,897
5.00%, 08/01/2029	9,970	10,741,470
5.00%, 08/01/2030	4,000	4,307,708
5.00%, 08/01/2032	8,010	8,616,108
Series 2019-A 5.00%, 08/01/2026	1,420	1,501,108
Series 2019-B 5.00%, 02/01/2030	1,020	1,140,292
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2028	10,350	11,108,935
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2025	7,750	8,048,564
5.00%, 10/01/2026	2,675	2,843,776
AGM Series 2023-B 5.00%, 09/01/2037	1,500	1,747,671
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2024	9,575	9,719,682
Series 2017 5.00%, 01/01/2024	1,000	1,000,000
5.00%, 01/01/2027	14,415	15,453,529
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043	2,500	2,738,090
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,101,026
AGM Series 2022 4.00%, 07/01/2038	10,000	10,275,670
4.00%, 07/01/2039	10,000	10,191,503
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	1,845	1,860,747
5.00%, 12/01/2032	2,750	2,787,870

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	$1,400	$1,463,877
5.00%, 09/01/2027	1,750	1,860,084
5.00%, 09/01/2028	1,500	1,619,674
5.00%, 09/01/2029	3,000	3,242,927
5.00%, 09/01/2030	3,000	3,225,064
Series 2019 5.00%, 09/01/2030	1,710	1,874,517
5.00%, 09/01/2032	1,200	1,309,892
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2038	3,350	3,712,026
5.50%, 06/30/2039	5,455	6,011,714
5.50%, 06/30/2040	5,000	5,485,707
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	8,540	8,751,734
5.00%, 12/31/2026	4,500	4,620,926
5.00%, 06/30/2027	12,450	12,781,463
5.00%, 12/31/2027	6,000	6,165,406
5.00%, 06/30/2028	10,790	11,088,850
5.00%, 12/31/2028	8,910	9,160,001
5.00%, 06/30/2042	1,015	1,022,449
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 5.00%, 04/15/2029	3,000	3,331,226
5.00%, 04/15/2030	1,150	1,297,127
5.00%, 04/15/2031	1,635	1,835,011
Series 2022-C 4.57% (MUNIPSA + 0.70%), 11/15/2047(a)	15,140	14,958,300
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	2,720	2,694,491
Series 2022 4.00%, 08/15/2038	1,065	1,105,473
4.00%, 08/15/2040	1,345	1,376,422
5.00%, 08/15/2029	825	928,203
5.00%, 08/15/2030	750	858,714
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2028	7,025	7,505,210
5.00%, 06/01/2030	6,255	6,682,511

	Principal Amount (000)	U.S. $ Value

Series 2019 5.00%, 12/01/2029	$8,000	$8,835,963
5.00%, 12/01/2030	5,890	6,559,945
Series 2022-A 5.00%, 12/01/2036	1,000	1,173,160
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 3.87% (MUNIPSA + 0.85%), 07/15/2041(a)	24,000	23,976,132
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	920	950,592
5.00%, 08/01/2040	3,445	3,501,238
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 4.00%, 11/01/2035	1,700	1,731,555
4.00%, 11/01/2036	1,510	1,534,287
4.00%, 11/01/2037	1,350	1,362,330
4.00%, 11/01/2038	1,000	1,004,915
5.00%, 11/01/2027	835	888,635
5.00%, 11/01/2028	1,000	1,079,563
5.00%, 11/01/2029	1,000	1,093,138
5.00%, 11/01/2030	1,750	1,916,357
5.00%, 11/01/2031	1,685	1,840,988
5.00%, 11/01/2032	1,810	1,977,522
5.00%, 11/01/2033	1,750	1,910,876
5.00%, 11/01/2034	2,110	2,303,694
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.545% (SOFR + 0.80%), 09/01/2040(a) (b)	26,000	25,352,358
School District of Philadelphia (The) Series 2016-D 5.00%, 09/01/2024	8,360	8,448,749
Series 2016-F 5.00%, 09/01/2024	24,200	24,456,905
Series 2023-A 5.00%, 06/28/2024	37,915	38,168,822
5.25%, 09/01/2038	2,000	2,288,771
5.25%, 09/01/2039	3,695	4,209,368

		448,219,709

Puerto Rico – 0.7%
Commonwealth of Puerto Rico Series 2021-A
Zero Coupon, 07/01/2024	15	15,068
Zero Coupon, 07/01/2033	1,346	839,318
4.00%, 07/01/2046	103	91,592
5.625%, 07/01/2027	4,709	4,979,889
5.625%, 07/01/2029	1,982	2,149,623
Series 2022-C 0.00%, 11/01/2043	4,132	2,252,203
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	5,100	4,972,487
5.25%, 07/01/2036	5,425	5,445,651
5.25%, 07/01/2041	4,260	4,159,045

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$5,150	$5,118,524
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,250	2,342,261
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	2,938	2,880,272

		35,245,933

Rhode Island – 0.0%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2032	2,195	2,396,724

South Carolina – 3.3%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048 (Pre-refunded/ETM)	48,725	48,749,811
Series 2023 5.25%, 02/01/2054	50,000	54,449,040
Series 2023-B 5.464% (SOFR + 1.90%), 02/01/2054(a)	18,000	18,204,329
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	7,000	7,542,898
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2026	3,000	3,085,054
5.00%, 12/01/2027	2,500	2,568,313
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(b)	1,445	1,278,232
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	7,500	7,866,973
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2030	1,435	1,490,579
5.00%, 12/01/2034	1,000	1,032,383
Series 2020-A 4.00%, 12/01/2037	1,690	1,721,909
5.00%, 12/01/2043	1,800	1,922,320
Series 2021-A 4.00%, 12/01/2035	8,475	8,743,851

	Principal Amount (000)	U.S. $ Value

Series 2021-B 5.00%, 12/01/2040	$1,200	$1,306,294
5.00%, 12/01/2043	6,350	6,835,047

		166,797,033

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,612,254
5.00%, 09/01/2030	3,625	3,844,542

		7,456,796

Tennessee – 1.5%
Metropolitan Nashville Airport Authority (The) Series 2022-B 5.50%, 07/01/2039	2,500	2,837,602
Tennergy Corp./TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	21,150	22,575,455
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	5,445	5,492,344
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	43,555	45,469,264

		76,374,665

Texas – 4.0%
Arlington Higher Education Finance Corp. (Cypress Christian School, Inc.) Series 2024-2 5.75%, 06/01/2043(b) (f)	2,000	2,026,304
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.00%, 06/01/2042(b)	1,000	1,015,761
Board of Regents of the University of Texas System Series 2022-A 4.00%, 08/15/2042	1,895	1,940,850
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2025	1,000	1,010,528
City of Austin TX Airport System Revenue Series 2019 5.00%, 11/15/2025	3,200	3,282,549
Series 2022 5.00%, 11/15/2039	2,260	2,469,962
City of Dallas TX Series 2023-A 5.00%, 02/15/2039	2,000	2,314,590
5.00%, 02/15/2043	6,700	7,618,301

	Principal Amount (000)	U.S. $ Value

City of El Paso TX Water & Sewer Revenue Series 2019-B 5.00%, 03/01/2025	$3,000	$3,069,071
Series 2022 5.00%, 03/01/2037	4,275	4,832,147
5.00%, 03/01/2039	3,880	4,311,252
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2025	2,000	2,025,153
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,189,996
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2027	10,785	10,851,222
5.00%, 05/15/2028	6,065	6,102,463
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2035	2,200	2,536,992
5.00%, 02/01/2036	1,875	2,137,688
Dallas Fort Worth International Airport Series 2023-C 5.00%, 11/01/2028	6,500	7,038,333
5.00%, 11/01/2032	5,500	6,229,569
Denton Independent School District Series 2015 5.00%, 08/15/2024	6,685	6,771,944
Series 2016 5.00%, 08/15/2027	1,220	1,278,522
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.72% (MUNIPSA + 0.85%), 07/01/2049(a)	1,500	1,495,112
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2042	5,000	4,952,187
Harris County Hospital District Series 2016 5.00%, 02/15/2027	2,465	2,557,407
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2038	1,850	1,715,325
4.00%, 12/01/2039	1,000	916,274
5.00%, 12/01/2028	200	208,801
5.00%, 12/01/2029	500	525,816
5.00%, 12/01/2030	500	529,805
5.00%, 12/01/2031	500	531,860
5.00%, 12/01/2032	350	371,541

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2034	$750	$786,779
5.00%, 12/01/2035	595	618,611
5.00%, 12/01/2036	1,000	1,031,507
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	624,113
5.00%, 10/15/2029	600	624,432
5.00%, 10/15/2030	1,000	1,038,483
5.00%, 10/15/2031	1,020	1,055,683
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	15,000	15,344,995
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	10,680	10,532,419
New Hope Cultural Education Facilities Finance Corp. Series 2017-A 5.00%, 04/01/2028 (Pre-refunded/ETM)	1,130	1,215,329
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025	2,500	2,580,819
5.00%, 08/15/2026	2,000	2,111,060
5.00%, 08/15/2028	2,750	2,968,423
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	875	766,133
Series 2022 4.00%, 01/01/2032	840	714,890
4.00%, 01/01/2037	1,155	890,596
North Texas Tollway Authority Series 2014 5.00%, 01/01/2024 (Pre-refunded/ETM)	900	900,000
North Texas Tollway Authority (North Texas Tollway System) Series 2014 5.00%, 01/01/2024	1,845	1,845,000
Series 2015-B 5.00%, 01/01/2026	3,200	3,260,252
5.00%, 01/01/2027	2,100	2,142,536
5.00%, 01/01/2028	5,975	6,098,922
Series 2019-B 5.00%, 01/01/2027	2,000	2,145,287
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(b)	1,360	1,121,997

	Principal Amount (000)	U.S. $ Value

State of Texas Series 2021-B 4.00%, 08/01/2026	$2,335	$2,376,436
Tarrant Regional Water District Water Supply System Revenue (Pre-refunded - US Govt Agencies) Series 2014 5.00%, 03/01/2044 (Pre-refunded/ETM)	38,020	38,134,003
University of Houston Series 2022-A 5.00%, 02/15/2040	1,750	1,976,448

		204,762,478

Utah – 0.9%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2029	3,365	3,671,290
5.00%, 07/01/2030	7,670	8,478,843
Series 2023-A 5.00%, 07/01/2032	9,270	10,491,399
BAM Series 2018-A 5.00%, 07/01/2043	17,000	17,650,882
Intermountain Power Agency Series 2023 5.00%, 07/01/2039	5,000	5,765,346
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,345,652

		47,403,412

Virginia – 1.0%
County of Loudoun VA Series 2020-B 5.00%, 12/01/2024	3,300	3,366,196
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	2,000	2,051,372
Virginia Commonwealth Transportation Board (Virginia Commonwealth Transportation Board State Lease) Series 2019 5.00%, 05/15/2024	4,000	4,031,324
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2030	2,000	2,036,744
4.00%, 01/01/2032	5,030	5,126,489
4.00%, 01/01/2037	7,250	7,269,080
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,483,690
5.00%, 01/01/2030	1,650	1,763,045
5.00%, 01/01/2031	1,250	1,335,584
5.00%, 01/01/2033	1,750	1,867,736
5.00%, 01/01/2034	1,600	1,705,807
5.00%, 01/01/2035	1,570	1,668,778

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	$18,000	$18,057,179

		51,763,024

Washington – 2.8%
Energy Northwest (Bonneville Power Administration) Series 2021 4.00%, 07/01/2042	12,825	13,115,867
Port of Seattle WA Series 2018-A 5.00%, 05/01/2025	8,320	8,500,565
5.00%, 05/01/2038	4,015	4,141,841
Series 2018-B 5.00%, 05/01/2025	4,695	4,796,893
Series 2019 5.00%, 04/01/2032	1,500	1,629,497
5.00%, 04/01/2033	1,000	1,085,431
Series 2021 4.00%, 08/01/2041	5,000	4,947,133
5.00%, 08/01/2033	5,000	5,552,319
Port of Tacoma WA Series 2016-B 5.00%, 12/01/2037	6,835	7,039,629
5.00%, 12/01/2038	6,775	6,970,312
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	10,000	9,979,492
State of Washington Series 2020-R 5.00%, 01/01/2024	8,090	8,090,000
Series 2021-R 5.00%, 08/01/2024	5,220	5,284,705
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028	8,590	8,816,011
5.00%, 08/15/2029	16,560	16,955,161
5.00%, 08/15/2030	6,400	6,542,321
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025	2,000	2,039,227
5.00%, 08/15/2027	2,175	2,275,139
5.00%, 08/15/2028	3,700	3,870,521
5.00%, 08/15/2030	8,005	8,353,729
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2031	7,015	6,982,327
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(b)	2,025	2,235,571

		139,203,691

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	$15,760	$14,862,006

Wisconsin – 2.6%
DeForest Area School District/WI Series 2020 5.00%, 04/01/2024	1,810	1,818,938
State of Wisconsin Series 2019-A 5.00%, 05/01/2025 (Pre-refunded/ETM)	9,000	9,264,030
5.00%, 05/01/2027 (Pre-refunded/ETM)	12,500	13,532,304
5.00%, 05/01/2028 (Pre-refunded/ETM)	12,000	12,991,012
Series 2023-1 5.00%, 05/01/2024	3,170	3,191,998
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2028	1,075	921,326
Zero Coupon, 12/15/2030	2,140	1,709,905
Zero Coupon, 12/15/2032	2,800	2,074,441
Zero Coupon, 12/15/2034	2,500	1,708,631
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2029(f)	2,520	2,852,927
5.00%, 07/01/2031(f)	7,100	8,355,755
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 4.05% (MUNIPSA + 0.18%), 08/15/2054(a)	4,000	3,933,830
Series 2023 5.00%, 08/15/2054	5,000	5,216,333
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	2,500	2,646,598
4.00%, 10/15/2035	1,000	1,053,179
Wisconsin Public Finance Authority Series 2020 3.00%, 04/01/2025 (Pre-refunded/ETM)(b)	20	19,999
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2040	3,750	3,721,457
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,000,000
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	2,000	2,091,244
5.50%, 02/01/2042(b)	6,955	7,102,700

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	$5,315	$5,318,762
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	1,000	658,356
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,277,328
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 3.00%, 04/01/2025(b)	165	161,097
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 2.75%, 06/01/2026(b)	2,510	2,472,638
Series 2021-B 2.25%, 06/01/2027(b)	1,420	1,330,673
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	540,376
4.00%, 02/01/2036	3,335	2,904,739
4.00%, 02/01/2038	3,575	3,044,520
4.00%, 02/01/2040	3,945	3,278,626
Series 2022 5.00%, 02/01/2031	3,375	3,298,964
5.00%, 02/01/2032	2,545	2,477,144
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	3,360	3,392,708
5.00%, 10/01/2026(b)	3,605	3,668,499
5.00%, 10/01/2027(b)	3,720	3,811,519
5.00%, 10/01/2028(b)	3,525	3,629,653
5.00%, 10/01/2029(b)	835	861,414
WPPI Energy Series 2014-A 5.00%, 07/01/2029	1,000	1,007,467

		133,341,090

Total Long-Term Municipal Bonds (cost $4,767,643,284)		4,728,254,062

Short-Term Municipal Notes – 0.0%
Michigan – 0.0%
Oakland University Series 2010 3.80%, 03/01/2031(h)	750	750,000

	Principal Amount (000)	U.S. $ Value

Texas – 0.0%
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 3.93%, 02/15/2036(h)	$270	$270,000

Total Short-Term Municipal Notes (cost $1,020,000)		1,020,000

Total Municipal Obligations (cost $4,768,663,284)		4,729,274,062

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%
Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,941	1,510,029
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,859	3,771,632
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2021-ML12, Class AUS 2.34%, 07/25/2041	7,352	5,704,498
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(i)	2,044	117,280
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(i)	3,731	265,413

Total Agency CMBS (cost $15,018,938)		11,368,852

Non-Agency Fixed Rate CMBS – 1.7%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	10,306	10,478,451
Series 2021-1, Class A 3.50%, 11/20/2035	3,356	3,267,387
Series 2021-2, Class A 3.75%, 03/25/2035	16,031	15,839,892
Series 2021-2, Class X 0.841%, 03/25/2035(i)	9,716	482,361
Series 2021-3, Class A 3.25%, 08/20/2036	3,872	3,641,383
Series 2021-3, Class X 0.77%, 08/20/2036(i)	7,913	417,396
City of Fort Wayne IN 10.75%, 12/01/2029(c) (d)	159	16
National Finance Authority Series 2022-2, Class X 0.674%, 10/01/2036(i)	9,844	482,756
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	8,994	8,891,763
Series 2022-1, Class A 4.375%, 09/20/2036	24,525	24,770,443
Series 2022-2 0.334%, 09/20/2036(i)	19,620	443,123
Series 2022-2, Class A 4.00%, 10/20/2036	9,844	9,665,403

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	$4,810	$4,586,693
Series 2021-1, Class X 0.726%, 12/20/2035(i)	3,174	145,762
Series 2023-1, Class X 1.448%, 04/20/2037(i)	9,989	1,112,592

		84,225,421

Total Commercial Mortgage-Backed Securities (cost $104,502,630)		95,594,273

CORPORATES - INVESTMENT GRADE – 1.1%
Industrial – 1.1%
Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 6.661% (SOFR + 1.30%), 04/07/2025(a)	10,000	10,009,300

Consumer Non-Cyclical – 0.9%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,364,758
1.777%, 11/15/2030	5,000	4,145,550
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,222,859
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	4,989,040
Novant Health, Inc. 2.637%, 11/01/2036	19,100	14,722,662
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	6,758,800
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,107,560

		43,311,229

Total Corporates - Investment Grade (cost $65,336,244)		53,320,529

ASSET-BACKED SECURITIES – 0.4%
Autos - Fixed Rate – 0.3%
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(b)	1,503	1,498,458
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(b)	825	822,860
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(b)	1,259	1,257,878
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	8,468	8,512,582
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(b)	1,249	1,247,817

		13,339,595

	Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 0.1%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	$5,462	$5,417,701

Total Asset-Backed Securities (cost $18,764,823)		18,757,296

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	7,730	6,285,959

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(b)	3,321	3,003,844

Transportation - Airlines – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(b)	5,000	4,876,600
4.625%, 04/15/2029(b)	2,300	2,143,393

		7,019,993

Total Corporates - Non-Investment Grade (cost $18,350,816)		16,309,796

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 9.102% (SOFR + 3.76%), 02/25/2040(a) (b)	813	855,874
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 9.452% (SOFR + 4.11%), 08/25/2024(a)	38	37,718
Series 2015-DNA1, Class M3 8.752% (SOFR + 3.41%), 10/25/2027(a)	85	85,395
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.352% (SOFR + 3.01%), 07/25/2024(a)	217	219,030
Series 2014-C04, Class 1M2 10.352% (SOFR + 5.01%), 11/25/2024(a)	128	131,895
Series 2015-C02, Class 1M2 9.452% (SOFR + 4.11%), 05/25/2025(a)	207	213,860
Series 2016-C01, Class 1M2 12.202% (SOFR + 6.86%), 08/25/2028(a)	256	273,968

Total Collateralized Mortgage Obligations (cost $1,488,467)		1,817,740

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.5%
U.S. Treasury Bills – 1.5%
U.S. Treasury Bill Zero Coupon, 03/21/2024 (cost $76,107,484)	$77,000	$76,122,189

Total Investments – 98.6% (cost $5,053,213,748)(j)		4,991,195,885
Other assets less liabilities – 1.4%		70,892,494

Net Assets – 100.0%		$5,062,088,379

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	(5.00)%	Quarterly	3.56%	USD	44,451	$(2,656,381)	$(405,505)	$(2,250,876)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,420	01/15/2025	2.565%	CPI#	Maturity	$2,376,126	$—	$2,376,126
USD	15,240	01/15/2025	4.028%	CPI#	Maturity	488,832	—	488,832
USD	12,710	01/15/2025	2.585%	CPI#	Maturity	1,177,613	—	1,177,613
USD	12,710	01/15/2025	2.613%	CPI#	Maturity	1,163,236	—	1,163,236
USD	52,790	01/15/2026	CPI#	3.720%	Maturity	(1,463,448)	—	(1,463,448)
USD	40,000	01/15/2027	CPI#	3.320%	Maturity	(1,536,663)	—	(1,536,663)
USD	39,500	01/15/2027	CPI#	3.466%	Maturity	(1,152,287)	(32,697)	(1,119,590)
USD	31,450	01/15/2027	CPI#	3.323%	Maturity	(1,202,248)	—	(1,202,248)
USD	87,590	01/15/2028	1.230%	CPI#	Maturity	15,430,105	—	15,430,105
USD	87,240	01/15/2028	0.735%	CPI#	Maturity	18,570,879	—	18,570,879
USD	94,820	01/15/2029	CPI#	3.290%	Maturity	(2,284,632)	—	(2,284,632)
USD	40,500	01/15/2029	CPI#	3.735%	Maturity	563,282	—	563,282
USD	16,275	01/15/2030	1.572%	CPI#	Maturity	2,708,495	—	2,708,495
USD	16,275	01/15/2030	1.587%	CPI#	Maturity	2,685,699	—	2,685,699
USD	23,500	01/15/2031	2.782%	CPI#	Maturity	1,401,672	—	1,401,672
USD	22,000	01/15/2031	2.680%	CPI#	Maturity	1,536,519	—	1,536,519
USD	19,200	01/15/2031	2.989%	CPI#	Maturity	743,475	—	743,475
USD	20,800	01/15/2032	CPI#	3.064%	Maturity	(509,575)	—	(509,575)
USD	18,300	04/15/2032	CPI#	2.909%	Maturity	(693,219)	—	(693,219)

						$40,003,861	$(32,697)	$40,036,558

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	28,300	07/31/2030	1 Day SOFR	4.016%	Annual	$730,604	$—	$730,604

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at December 31, 2023	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	234	$(30,348)	$(21,209)	$(9,139)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	778	(100,778)	(90,864)	(9,914)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	52	(6,730)	(5,885)	(845)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	129	(16,647)	(11,741)	(4,906)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	553	(71,632)	(49,192)	(22,440)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,584	(205,162)	(178,203)	(26,959)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,601	(207,385)	(146,450)	(60,935)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	300	(38,881)	(34,909)	(3,972)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	914	(118,386)	(79,004)	(39,382)

						$(795,949)	$(617,457)	$(178,492)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	$4,892,354	$—	$4,892,354

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $355,958,357 or 7.0% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$2,077,317	$120,000	0.00%

(f)	When-Issued or delayed delivery security.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2023.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	IO - Interest Only.
(j)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $121,266,495 and gross unrealized depreciation of investments was $(140,054,210), resulting in net unrealized depreciation of $(18,787,715).

As of December 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$4,728,254,062	$—	$4,728,254,062
Short-Term Municipal Notes	—	1,020,000	—	1,020,000
Commercial Mortgage-Backed Securities	—	95,594,273	—	95,594,273
Corporates - Investment Grade	—	53,320,529	—	53,320,529
Asset-Backed Securities	—	18,757,296	—	18,757,296
Corporates - Non-Investment Grade	—	16,309,796	—	16,309,796
Collateralized Mortgage Obligations	—	1,817,740	—	1,817,740
Short-Term Investments	—	76,122,189	—	76,122,189

Total Investments in Securities	—	4,991,195,885	—	4,991,195,885
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	48,845,933	—	48,845,933
Centrally Cleared Interest Rate Swaps	—	730,604	—	730,604
Interest Rate Swaps	—	4,892,354	—	4,892,354
Liabilities:
Centrally Cleared Credit Default Swaps	—	(2,656,381)	—	(2,656,381)
Centrally Cleared Inflation (CPI) Swaps	—	(8,842,072)	—	(8,842,072)
Credit Default Swaps	—	(795,949)	—	(795,949)

Total	$—	$5,033,370,374	$—	$5,033,370,374

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.